Annual Operating Expenses {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-10 - Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.73%